RELATED PARTY BALANCES AND TRANSACTIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS

14. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances

Amount due from related parties

Name of Related Party	Relationship	Nature	As of June 30, 2021	As of December 31, 2020

Agape ATP (Asia) Limited (“AATP Asia”)	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Expenses paid for AATP Asia	$2,224	$2,227
Hostastay Sdn. Bhd.	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Sublease rent due from Hostastay	3,375	996
TH3 Technology Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology	Expenses paid for TH3 Technology	-	12
Total			$5,599	$3,235

Amount due to a Related Party

Name of Related Party	Relationship	Nature	As of June 30, 2021	As of December 31, 2020

Agape Superior Living Pty Ltd	Mr. How Kok Choong, the CEO and director of the Company	ATP Printing label fees	$-	$455
Total			$-	$455

Related party transactions

Revenue

Name of Related Party	Relationship	Nature	For the Three Months Ended June 30, 2021	For the Three Months Ended June 30, 2020

Agape Superior Living Pty Ltd (“ASLPL”)	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Sale of products	$-	$13,654
Total			$-	$13,654

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

14. RELATED PARTY BALANCES AND TRANSACTIONS (CONT’D)

Name of Related Party	Relationship	Nature	For the Six Months Ended June 30, 2021	For the Six Months Ended June 30, 2020

Agape Superior Living Pty Ltd (“ASLPL”)	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Sale of products	$-	$13,654
Total			$-	$13,654

Other Income

Name of Related Party	Relationship	Nature	For the Three Months Ended June 30, 2021	For the Three Months Ended June 30, 2020

Hostastay Sdn. Bhd.	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Sublease rental income due from Hostastay	$1,458	$-
Total			$1,458	$-

Name of Related Party	Relationship	Nature	For the Six Months Ended June 30, 2021	For the Six Months Ended June 30, 2020

Hostastay Sdn. Bhd.	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Sublease rental income due from Hostastay	$2,929	$-
Total			$2,929	$-

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

14. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances

Accounts receivable – related party

Name of Related Party	Relationship	Nature	As of December 31, 2020	As of December 31, 2019

SEA	VIE of ASL, Mr. How Kok Choong, the CEO and director of the Company is the sole shareholder and director of SEA	Sales of products	$-	$520,786
Total			$-	$520,786

Amount due from related parties

Name of Related Party	Relationship	Nature	As of December 31, 2020	As of December 31, 2019

Agape ATP (Asia) Limited (“AATP Asia”)	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Expenses paid for AATP Asia	$2,227	$2,217
Hostastay Sdn. Bhd.	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Sublease rent due from Hostastay	996	-
TH3 Technology Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology	Expenses paid for TH3 Technology	12	-
Total			$3,235	$2,217

Amount due to a Related Party

Name of Related Party	Relationship	Nature	As of December 31, 2020	As of December 31, 2019

Mr. How Kok Choong	CEO and director of the Company	Acquisition payment of ASL and expenses paid for the Company	$-	$3,952

Agape Superior Living Pty Ltd	Mr. How Kok Choong, the CEO and director of the Company	ATP Printing Label fees	455	-
Total			$455	$3,952

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

14. RELATED PARTY BALANCES AND TRANSACTIONS (CONT’D)

Related party transactions

Revenue

Name of Related Party	Relationship	Nature	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Six Months Ended December 31, 2019
				(Unaudited)
SEA	VIE of ASL, Mr. How Kok Choong, the CEO and director of the Company is the sole shareholder and director of SEA	Sales of products	$-	$1,268,670	$429,362

Agape Superior Living Pty Ltd (“ASLPL”)	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Sales of products	18,060	21,461	-
Total			$18,060	$1,290,131	$429,362

Other income

Name of Related Party	Relationship	Nature	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Six Months Ended December 31, 2019
				(Unaudited)
Hostastay Sdn. Bhd.	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Sublease rental income due from Hostastay	$2,881	$-	$-
Total			$2,881	$-	$-

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Superior Living SDN. BHD. [Member] | March 31, 2020 [Member]
RELATED PARTY BALANCES AND TRANSACTIONS

9 – RELATED PARTY BALANCES AND TRANSACTIONS

Other Receivable – Related Parties

Name of Related Party	Relationship	Nature	March 31, 2020	December 31, 2019

Agape Singapore	Mr. How Kok Choong, the CEO and director of the Company	Fees paid for Agape Singapore	$9,994	$10,586
How Academy Sdn Bhd	Mr. How Kok Choong, the director of the Company	Paid advance to How Academy for business operational expenses	21,716	23,004
Redboy Picture Sdn Bhd	Mr. How Kok Choong, the director of the Company	Paid advance to Redboy for business operational expenses	123,019	132,141
TH3 Technology Sdn Bhd	Mr. How Kok Choong, the director of the Company	Paid advance to TH3 for business operational expenses	64,392	68,211
Total			$219,121	$233,942

Accounts Payable - Related Party

Name of Related Party	Relationship	Nature	March 31, 2020	December 31, 2019

Agape ATP International Holding Limited	Mr. How Kok Choong, the CEO and director of the Company	Purchase	$491,628	$520,786
Total			$491,628	$520,786

Other Payables - Related Party

Name of Related Party	Relationship	Nature	March 31, 2020	December 31, 2019

Agape Superior Living Pty Ltd, Taiwan	Mr. How Kok Choong, the CEO and director of the Company	Printing of product label expenses	$-	$12,104
Total			$-	$12,104

Purchases

Name of Related Party	Relationship	Nature	For the Three Months Ended March 31, 2020	For the Three Months Ended March 31, 2019

Agape ATP International Holding Limited	Mr. How Kok Choong, the CEO and director of the Company	Purchases	$-	$464,297
Total			$-	$464,297

Superior Living SDN. BHD. [Member] | December 31, 2019 [Member]
RELATED PARTY BALANCES AND TRANSACTIONS

9- RELATED PARTY BALANCES AND TRANSACTIONS

Other receivable – related parties

Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2018

Agape Singapore	Mr. How Kok Choong, the CEO and director of the Company	Fees paid for Agape Singapore	$10,586	$10,490
How Academy Sdn. Bhd.	Mr. How Kok Choong, the director of the Company	Fees paid for How Academy	23,004	-

Other Receivable – Related Parties (Continued)

Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2018

Redboy Picture Sdn Bhd	Mr. How Kok Choong, the director of the Company	Paid advance to Redboy for business operational fees	$132,141	$-
TH3 Technology Sdn Bhd	Mr. How Kok Choong, the director of the Company	Paid advance to TH3 for business expenses	68,211	-
Dato Sri How	Principal Owner, Board and CEO of the Company	Expenses paid for Mr. How	-	104,735
Total			$233,942	$115,225

Prepayment - Related Party

Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2018

Agape ATP International Holding Limited	Mr. How Kok Choong, the CEO and director of the Company	Prepayment for Purchase	$-	$214,701
Total			$-	$214,701

Accounts Payable - Related Party

Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2018

Agape ATP International Holding Limited	Mr. How Kok Choong, the CEO and director of the Company	Purchase	$520,786	$-
Total			$520,786	$-

Other Payables - Related Parties

Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2018

Agape Superior Living Pty Ltd, Taiwan	Mr. How Kok Choong, the CEO and director of the Company	ATP Printing Label fees	$12,104	$4,376
Total			$12,104	$4,376

Purchases

Name of Related Party	Relationship	Nature	For the Year ended December 31, 2019	For the Year ended December 31, 2018

Agape ATP International Holding Limited	Mr. How Kok Choong, the CEO and director of the Company	Purchases	$1,268,670	$685,288
Total			$1,268,670	$685,288